Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALPS ETF Trust
Prospectus Date	rr_ProspectusDate	Mar. 31, 2013
Jefferies|TR/J CRB Global Commodity Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Jefferies | TR/J CRB Global Commodity Equity Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the price and yield performance of the Thomson Reuters/Jefferies CRB In-The-Ground Global Commodity Equity Index (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may affect the Fund’s performance. For the fiscal year ended November 30, 2012, the Fund’s turnover rate was 13% of the average value of the Fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before fees and expenses, the performance of the Underlying Index. The Fund will normally invest at least 80% of its total assets in the equity securities that comprise the Underlying Index and depositary receipts based on the securities in the Underlying Index.

The Underlying Index is a modified capitalization-weighted, float-adjusted, rules-based index designed to track the overall performance of a global universe of listed companies engaged in the production and distribution of commodities and commodity-related products and services in the following sectors: agriculture, base/industrial metals, energy and precious metals.

ALPS Advisors, Inc., the Fund's investment adviser (the "Adviser"), seeks a correlation over time of 0.95 or better between the Fund's performance, before fees and expenses, and the performance of the Underlying Index. A figure of 1.00 would represent perfect correlation.

		The Fund generally will invest in all of the securities that comprise the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Underlying Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Underlying Index in proportions expected by the Adviser to replicate generally the performance of the Underlying Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase (or sell) securities not in the Underlying Index which the Adviser believes are appropriate to substitute for one or more Underlying Index components or utilize various combinations of other available investment techniques, in seeking to replicate, before fees and expenses, the performance of the Underlying Index. In addition, from time to time securities are added to or removed from the Underlying Index. The Fund may sell securities that are represented in the Underlying Index or purchase securities that are not yet represented in the Underlying Index in anticipation of their removal from or addition to the Underlying Index.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Agriculture Sector Risk. Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting the agricultural sector and related industries, could adversely affect the Fund's portfolio companies and, thus, the Fund's financial situation and profitability. Agricultural production and trade flows are significantly affected by government policies and regulations. Governmental policies affecting the agricultural sector, such as taxes, tariffs, duties, subsidies and import and export restrictions on agricultural commodities and commodity products, can influence industry profitability, the planting of certain crops versus other uses of agricultural resources, the location and size of crop production, whether unprocessed or processed commodity products are traded and the volume and types of imports and exports. In addition, the Fund's portfolio companies must comply with a broad range of environmental laws and regulations. Additional or more stringent environmental laws and regulations may be enacted in the future and such changes could have a material adverse effect on the business of the Fund's portfolio companies.

Industrial Metals Sector Risk. Companies in the industrial metals sector may be adversely affected by changes in government regulation, world events and economic conditions. The price of industrial metals has been subject to substantial price fluctuations over short periods of time. The price of industrial metals may be affected by unpredictable international monetary and political policies such as currency devaluations or revaluations, economic and social conditions within an individual country, trade imbalances or trade or currency restrictions between countries. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates and inflation, imposition of import controls, increased competition and changes in industrial and commercial demand for industrial metals.

Energy Sector Risk. Companies in the energy sector may be adversely affected by changes in worldwide energy prices, exploration and production spending. These companies are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments, natural disasters, terrorist attacks and labor relations.

Precious Metals Sector Risk. Because the Fund invests in securities of companies that are involved in the precious metals sector, it is subject to certain risks associated with such companies. Competitive pressures may have a significant effect on the financial condition of such companies. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals since precious metals companies are highly dependent on the price of such precious metals. These prices may fluctuate substantially over short periods of time so the Fund's Share price may be more volatile than other types of investments. In times of significant inflation or great economic uncertainty, precious metals may outperform traditional investments such as bonds and stocks. However, in times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of precious metals may be adversely affected, which could in turn affect the Fund's returns.

Risk of Relationship to Commodities. The Underlying Index measures the performance of equity securities of companies engaged in the production and distribution of commodities and commodity-related products and services in the agriculture, base/industrial metals, energy and precious metals sectors. The Underlying Index does not measure the performance of direct investment in the underlying commodities and, therefore, may not move in the same direction and to the same extent as the underlying commodities.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Investment Risk. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions. Tax withholdings imposed by foreign countries may also contribute to differences between the Fund's return and the return of the Underlying Index.

Due to legal and regulatory rules and limitations imposed domestically or by certain countries in which securities in the Underlying Index trade, the Fund may not be able to invest in all securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or derivative positions, its return may not correlate as well with the return on the Underlying Index, as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Small- and Medium-Sized Company Risk. Investing in securities of small- and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Replication Management Risk. Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Underlying Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of small- and medium-sized issuers can be more volatile than that of larger issuers.

		Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	On July 1, 2011, ALPS Advisors, Inc. assumed all responsibility for selecting the Fund’s investments. Performance figures shown below for periods before July 1, 2011 represent performance of the Fund during the times when the Fund’s investments were selected by the prior sub-advisor to the Fund. The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index and of another benchmark of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.alpsetfs.com/crb-performance.php or by calling 866.675.2639.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index and of another benchmark of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866.675.2639
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.alpsetfs.com/crb-performance.php
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns (years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 20.77% (September 30, 2010) Lowest Quarterly Return -20.77% (September 30, 2011)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Jefferies|TR/J CRB Global Commodity Equity Index Fund | Jefferies|TR/J CRB Global Commodity Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.65%
One Year	rr_ExpenseExampleYear01	66
Three Years	rr_ExpenseExampleYear03	208
Five Years	rr_ExpenseExampleYear05	362
Ten Years	rr_ExpenseExampleYear10	810
2010	rr_AnnualReturn2010	16.60%
2011	rr_AnnualReturn2011	(12.08%)
2012	rr_AnnualReturn2012	6.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.77%)
1 Year	rr_AverageAnnualReturnYear01	7.26%
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 21, 2009
Jefferies|TR/J CRB Global Commodity Equity Index Fund | Return After Taxes on Distributions | Jefferies|TR/J CRB Global Commodity Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 21, 2009
Jefferies|TR/J CRB Global Commodity Equity Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Jefferies|TR/J CRB Global Commodity Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.08%
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 21, 2009
Jefferies|TR/J CRB Global Commodity Equity Index Fund | Thomson Reuters/Jefferies CRB In-The-Ground Global Commodity Equity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.07%
Since Inception	rr_AverageAnnualReturnSinceInception	5.90%
Jefferies|TR/J CRB Global Commodity Equity Index Fund | S&P GSCI Commodity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.08%
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
Jefferies|TR/J CRB Global Commodity Equity Index Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	11.52%